Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.76%
California–94.54%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	$7,630	$7,691,339

Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	90	90,832

Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	535	540,109

Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	1,555	1,556,985

Alameda (County of), CA Joint Powers Authority (Multiple Capital); Series 2013 A, RB	5.25%	12/01/2025	1,000	1,026,185

Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,010

Alhambra Unified School District; Series 2012 A, Ref. GO Bonds(b)(c)	5.00%	12/02/2022	690	690,000

Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	70	71,183

Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	761,581

Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB(b)(c)	5.00%	09/01/2023	655	666,909

Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,083

Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	65	65,070

California (State of);
Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	55	55,656

Series 1993, GO Bonds	5.90%	04/01/2023	365	369,356

Series 1994, GO Bonds	5.75%	03/01/2023	25	25,215

Series 1994, GO Bonds	6.00%	03/01/2024	45	45,398

Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	45	45,262

Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	35	35,299

Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	90	91,314

Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,146

Series 1996, Ref. GO Bonds	5.63%	09/01/2024	5	5,039

Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	5	5,010

Series 1997, GO Bonds	5.00%	10/01/2023	5	5,010

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	120	121,284

Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,105

Series 1997, GO Bonds	5.13%	10/01/2027	20	20,046

Series 2000, GO Bonds	5.63%	05/01/2026	40	40,108

Series 2001, GO Bonds	5.20%	11/01/2031	5	5,012

Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,011

Series 2013, GO Bonds(b)(c)	5.00%	02/01/2023	1,765	1,772,632

Series 2013, GO Bonds	5.00%	04/01/2043	10,770	10,829,569

Series 2013, GO Bonds	5.00%	11/01/2043	1,700	1,725,901

Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	815	854,973

California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	560	565,861

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	604,521

California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	145	144,451

Series 2014, Ref. RB	4.00%	06/01/2029	1,795	1,796,854

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	325	330,368

Series 2002, RB	6.00%	06/01/2042	4,735	4,813,202

California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	3,000	3,002,129

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	975	975,380

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	185	185,001

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	766,492

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB	5.00%	04/01/2039	$6,035	$6,229,817

California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	30	30,029

California (State of) Health Facilities Financing Authority; Series 2014 A, RB	5.00%	10/01/2029	500	519,482

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,859,215

California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,278,207

Series 2012 A, RB	5.00%	11/15/2035	12,280	12,287,199

Series 2012 A, RB	5.00%	11/15/2039	4,905	4,906,990

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	2,854,090

California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,819,656

Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,110,211

California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,020

Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,013

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 A, RB	5.00%	10/01/2038	3,420	3,478,979

California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	5	5,004

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB(b)(c)	5.00%	07/01/2023	500	507,199

California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	3,002,592

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,951,299

Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,239,484

Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,602,614

Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	4,763,825

California (State of) Housing Finance Agency; Series 2019 A-1, RB	4.25%	01/15/2035	4,757	4,621,413

California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group); Series 2015 A, Ref. RB	5.00%	11/01/2041	6,100	6,186,875

California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,619,531

Series 2016 A, Ref. RB	5.00%	05/01/2028	775	834,231

Series 2016 A, Ref. RB	5.00%	05/01/2029	910	978,672

Series 2016 A, Ref. RB	5.00%	05/01/2030	740	796,076

Series 2016 A, Ref. RB	5.00%	05/01/2031	910	979,506

California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,303,584

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,021,740

California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB(b)(c)	5.00%	10/01/2023	465	473,936

Series 2013, RB(b)(c)	5.00%	10/01/2023	335	341,438

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,858,865

Series 2018, RB	5.00%	05/15/2037	2,500	2,537,195

California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,287,126

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,149,271

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,347,812

Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,014,813

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,246,531

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	$3,000	$3,165,124

Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,584,996

Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,688,677

Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,106,583

Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,576,171

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,265,743

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/2028	40	40,049

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2033	8,385	8,696,598

Series 2018 A, RB(d)	5.00%	12/31/2034	6,500	6,706,897

Series 2018, RB(d)	5.00%	12/31/2035	2,700	2,776,405

California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	447,361

Series 2015, RB	5.00%	11/01/2035	1,100	1,111,728

Series 2017 A, RB	5.00%	11/01/2028	1,000	1,038,546

Series 2017 A, RB	5.25%	11/01/2029	750	784,443

California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,684,196

Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	1,817,033

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	1,100	1,067,657

California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(e)	5.00%	07/01/2030	5,000	5,001,423

Series 2012, RB(d)(e)	5.00%	11/21/2045	10,000	9,489,510

California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(d)(e)(f)	7.50%	07/01/2032	4,000	2,000,000

Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(d)(e)(f)(g)	7.50%	07/01/2032	630	365,400

California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	07/01/2039	1,500	1,433,166

California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(d)	5.50%	12/01/2026	1,030	1,055,141

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(e)	4.25%	07/01/2030	1,415	1,289,253

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	3,000	3,213,125

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(e)	2.13%	11/15/2027	1,000	929,740

Series 2021, RB(e)	3.13%	05/15/2029	1,000	873,918

Series 2021, RB(e)	5.00%	11/15/2036	500	455,381

California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(e)	5.00%	07/01/2036	600	568,784

California (State of) Public Works Board; Series 2022 A, Ref. RB	5.00%	08/01/2035	3,540	4,058,269

California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,034

Series 2004 B, RB	5.13%	06/01/2029	45	45,102

Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,100

Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,006

Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,115

California (State of) Public Works Board (Coalinga State); Series 2013 E, RB	5.00%	06/01/2029	700	708,406

California (State of) Public Works Board (Department of Mental Health); Series 2003 B, RB	5.25%	04/01/2023	5	5,011

California (State of) Public Works Board (Green Bonds); Series 2021, RB	4.00%	11/01/2041	2,115	2,135,582

California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2026	875	880,314

California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.00%	11/01/2029	100	102,151

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(e)	5.50%	07/01/2027	920	913,355

California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	1,705	1,684,509

California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2023	105	105,176

Series 2020 B, RB	4.00%	09/02/2024	110	110,274

Series 2020 B, RB	4.00%	09/02/2025	115	115,300

Series 2020 B, RB	4.00%	09/02/2026	115	115,207

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	02/15/2026	$2,875	$3,085,755

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,000,021

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	185,266

California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(d)	5.20%	06/01/2036	795	795,793

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	873,943

California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,011

California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,605,542

Series 2021 C1, RB	2.25%	09/02/2026	1,615	1,433,206

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,548,386

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 A, RB	6.00%	05/01/2037	2,720	2,767,339

California (State of) Tobacco Securitization Agency;
Series 2007 A, RB	5.00%	06/01/2036	4,375	4,233,208

Series 2020 B-1, Ref. RB	4.00%	06/01/2049	375	370,443

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	7,940	7,942,931

California State University;
Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,766,522

Series 2019 A, RB	4.00%	11/01/2041	3,480	3,509,326

Calimesa (City of), CA Community Facilities District No. 2018-1 (Summerwind Trails); Series 2020, RB	4.00%	09/01/2037	415	394,393

Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	5	5,026

Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment);
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2033	1,500	1,556,823

Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2034	1,000	1,029,089

Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	203,598

Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,005

Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,305,574

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,360,602

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	958,385

Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,006,541

Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,020

Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	60	60,125

Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	978,886

Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,719,506

Downey (City of), CA Community Development Commission; Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	40	40,098

El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	621,255

Series 2012, Ref. RB	5.00%	09/01/2027	790	791,599

El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,456,771

Eureka (City of), CA Public Financing Authority; Series 2011, RB	5.00%	10/01/2041	3,000	3,005,898

Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	306,743

Series 2017, RB	5.00%	09/01/2029	175	186,079

Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	738,174

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,090,538

Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	544,360

Glendale (City of), CA; Series 2013, RB	5.00%	02/01/2039	4,000	4,047,682

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	$6,560	$7,227,693

Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	2,090	2,302,725

Series 2017 A-1, Ref. RB(b)	5.00%	06/01/2027	1,850	2,038,297

Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	2,040	2,058,485

Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	226,185

Series 2021, Ref. RB	4.00%	09/01/2028	255	256,104

Series 2021, Ref. RB	4.00%	09/01/2032	335	331,648

Series 2021, Ref. RB	4.00%	09/01/2035	400	382,529

Series 2021, Ref. RB	4.00%	09/01/2036	200	188,956

Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,743,647

Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,141

Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,663

Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,722

Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,213,477

Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	5	5,011

Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	2,740,534

Imperial Irrigation District; Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,130,546

Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	7,435	6,963,989

Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,067,249

Irvine (City of), CA (Reassessment District No. 13-1); Series 2013, RB	5.00%	09/02/2025	710	721,975

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2039	2,000	2,025,126

Series 2014, RB	5.00%	09/01/2044	500	504,206

Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,028,957

Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	99,159

Series 2021 A, RB	4.00%	09/01/2033	100	98,047

Series 2021 A, RB	4.00%	09/01/2034	165	160,506

Series 2021 A, RB	4.00%	09/01/2036	180	170,895

Series 2021 A, RB	4.00%	09/01/2038	385	358,875

Series 2021 A, RB	4.00%	09/01/2039	135	124,972

Series 2021 A, RB	4.00%	09/01/2040	140	127,964

La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	10	10,060

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	877,126

Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	25	25,053

Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,457,846

Series 2007 A, RB	5.50%	11/15/2037	100	111,228

Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,076

Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(d)	4.75%	05/15/2040	8,500	8,595,809

Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,400,277

Series 2018 B, Ref. RB(d)	5.00%	05/15/2034	1,000	1,058,832

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(d)	5.25%	05/15/2038	3,565	3,758,033

Series 2018 D, Ref. RB(d)	5.00%	05/15/2030	9,000	9,748,687

Los Angeles (City of), CA Department of Water & Power;
Series 2013 A, RB(b)(c)	5.00%	01/01/2023	600	601,229

Series 2013 A, RB(b)(c)	5.00%	01/01/2023	950	951,946

Series 2013 A, RB	5.00%	07/01/2029	1,440	1,442,878

Series 2017 A, RB	5.00%	07/01/2042	5,000	5,280,950

Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB	4.38%	07/01/2037	500	502,530

Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds); Series 2020 A, RB	4.00%	06/01/2035	1,000	1,050,573

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C);
Series 2013 B, RB	5.00%	07/01/2033	$15,050	$15,264,061

Series 2013 B, RB	5.00%	07/01/2034	10,000	10,142,815

Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	468,889

Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	225	226,522

Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,307,979

Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	359,567

Series 2018 B, RB	5.00%	09/01/2033	250	264,387

Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	65	64,813

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	311,691

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	496,249

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	553,972

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	464,956

Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	584,903

Series 2020 B, RB (INS - BAM)(a)	4.00%	12/01/2035	1,000	1,012,158

Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,016

Mt. San Jacinto Community College District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2043	5,000	5,024,250

Municipal Improvement Corp. of Los Angeles; Series 2020 B, RB	5.00%	11/01/2040	1,985	2,187,734

Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	316,152

Natomas Unified School District;
Series 2014, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	760	771,777

Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	3,917,376

Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	5,000	5,017,330

Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,410	1,401,696

Oakland (Port of), CA; Series 2021 H, Ref. RB(d)	5.00%	05/01/2023	2,245	2,264,144

Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	5,393,347

Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	693,357

Series 2013 A, Ref. RB	5.00%	09/01/2027	745	753,683

Series 2013 A, Ref. RB	5.00%	09/01/2028	805	813,940

Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,061,464

Palm Desert (City of), CA;
Series 2021 A, Ref. RB	3.00%	09/01/2023	270	268,273

Series 2021 A, Ref. RB	3.00%	09/01/2024	280	275,520

Series 2021 A, Ref. RB (Acquired 07/14/2021; Cost $309,994)(g)	4.00%	09/01/2025	290	291,733

Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,161,070

Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,098,588

Palo Alto (City of), CA; Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	10	10,182

Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,689,715

Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,877,322

Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,366,039

Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	194,629

Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	215,670

Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	2,005,471

Poway Unified School District Public Financing Authority;
Series 2013, RB(b)(c)	5.00%	09/15/2023	845	861,490

Series 2013, RB(b)(c)	5.00%	09/15/2023	1,175	1,197,930

Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,803,466

Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	20	20,109

Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	5	5,022

Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,048

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	$690	$690,860

Regents of the University of California Medical Center; Series 2013 J, RB	5.00%	05/15/2043	6,050	6,082,400

Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	5,385	5,689,822

Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	316,348

Series 2012, Ref. RB	5.00%	09/02/2024	335	336,413

Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,458

Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,657,457

Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,167,246

Riverside (County of), CA Community Facilities District No. 04-2; Series 2012, Ref. RB	5.00%	09/01/2028	450	451,724

Riverside (County of), CA Community Facilities District No. 05-8 (Scott Road); Series 2013, RB	5.00%	09/01/2042	3,000	3,001,175

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	485,035

Series 2020, RB	4.00%	09/01/2037	500	471,039

Series 2020, RB	4.00%	09/01/2040	350	319,909

Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	281,768

Series 2021, RB	4.00%	09/01/2036	305	287,788

Series 2021, RB	4.00%	09/01/2037	320	298,566

Series 2021, RB	4.00%	09/01/2038	330	305,081

Series 2021, RB	4.00%	09/01/2039	345	317,088

Series 2021, RB	4.00%	09/01/2040	190	171,459

Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	368,937

Series 2013, RB	5.00%	09/01/2026	440	444,652

Series 2013, RB	5.00%	09/01/2027	405	409,091

Series 2013, RB	5.00%	09/01/2028	500	504,814

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	231,409

Series 2020, RB	4.00%	09/01/2035	275	266,200

Series 2020, RB	4.00%	09/01/2037	320	304,110

Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2023	80	80,287

Series 2007, RB	5.00%	02/15/2024	265	269,422

Series 2007, RB	5.00%	02/15/2025	100	102,798

Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,289,368

Series 2019, RB	4.00%	06/01/2037	1,760	1,761,914

Sacramento (City of), CA Area Flood Control Agency; Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,946,228

Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	1,849,328

Series 2013 A, Ref. RB	5.00%	09/01/2025	850	854,566

Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	789,296

Series 2013 A, Ref. RB	5.00%	09/01/2027	455	457,444

Sacramento (City of), CA Municipal Utility District; Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,312,076

Sacramento (County of), CA;
Series 1991 A, RB(b)(d)	7.25%	10/01/2023	760	777,385

Series 2018 C, Ref. RB(d)	5.00%	07/01/2037	6,000	6,229,528

Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	555,000

Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	430,780

Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(d)	5.25%	06/01/2027	215	210,792

Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,000

Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,027

Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	45	45,100

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, Ref. COP (INS - NATL)(a)	5.50%	09/01/2024	$130	$130,236

Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	184,515

Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	71,756

San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(d)	7.88%	07/01/2025	10	10,014

San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	301,036

San Bernardino County Transportation Authority; Series 2014 A, RB	5.25%	03/01/2040	9,045	9,334,930

San Carlos School District (Election of 2012); Series 2013, GO Bonds	5.00%	10/01/2028	120	122,396

San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	101,014

Series 2021, Ref. RB	4.00%	09/01/2027	100	101,161

Series 2021, Ref. RB	4.00%	09/01/2028	100	101,204

Series 2021, Ref. RB	4.00%	09/01/2029	100	100,889

Series 2021, Ref. RB	4.00%	09/01/2030	100	99,476

San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2023	175	175,683

Series 2013, Ref. RB	5.00%	09/02/2024	185	185,687

Series 2013, Ref. RB	5.00%	09/02/2025	190	190,687

Series 2013, Ref. RB	5.13%	09/02/2026	205	205,810

Series 2013, Ref. RB	5.13%	09/02/2027	215	215,842

Series 2013, Ref. RB	5.25%	09/02/2028	225	225,931

Series 2013, Ref. RB	5.38%	09/02/2029	240	241,058

Series 2013, Ref. RB	5.38%	09/02/2030	250	250,988

Series 2013, Ref. RB	5.50%	09/02/2031	260	261,084

Series 2013, Ref. RB	5.50%	09/02/2032	280	281,139

San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	551,848

Series 2013, Ref. RB	5.00%	09/01/2027	610	617,290

Series 2013, Ref. RB	5.00%	09/01/2028	640	647,344

Series 2013, Ref. RB	5.00%	09/01/2030	720	726,854

San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,322,228

Series 2015 A, RB	5.00%	10/15/2034	1,000	1,067,615

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	75	75,169

San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(b)(c)(d)	5.00%	07/01/2023	1,520	1,541,001

Series 2017 B, RB(d)	5.00%	07/01/2037	1,000	1,032,033

Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,117,506

San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,154

San Francisco (City & County of), CA;
Series 2015 A, COP	5.00%	04/01/2029	700	705,570

Series 2015 R-1, Ref. COP	4.00%	09/01/2032	2,105	2,121,061

Series 2015 R-1, Ref. COP	4.00%	09/01/2035	4,090	4,104,514

Series 2015 R1, Ref. GO Bonds	4.00%	06/15/2030	100	100,720

San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	15	15,569

San Francisco (City & County of), CA (Moscone Convention Center Expansion); Series 2017 B, COP	4.00%	04/01/2042	2,250	2,214,383

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(d)	5.00%	05/01/2039	4,500	4,533,841

Series 2014 A, RB(d)	5.00%	05/01/2040	575	578,402

Series 2014 A, RB(d)	5.00%	05/01/2044	10,000	10,002,272

Series 2016 B, RB(d)	5.00%	05/01/2041	5,000	5,098,298

Series 2018 D, RB(d)	5.00%	05/01/2043	8,000	8,196,606

Series 2019 A, RB(d)	5.00%	05/01/2037	8,000	8,387,165

San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(e)	5.00%	09/01/2027	360	373,670

Series 2022 A, RB(e)	5.00%	09/01/2032	400	423,546

Series 2022 B, RB(e)	5.00%	09/01/2032	480	507,862

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
San Francisco (City & County of), CA Public Utilities Commission;
Series 2021 B, RB	4.00%	11/01/2043	$1,355	$1,354,830

Series 2021 B, RB	4.00%	11/01/2044	1,465	1,448,457

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. RB	5.00%	08/01/2023	500	500,698

Series 2013 C, RB(h)	0.00%	08/01/2036	1,245	574,409

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2019 A, RB	4.00%	07/01/2039	2,075	2,085,090

San Francisco Community College District (Election of 2020); Series 2020 A, GO Bonds	4.00%	06/15/2045	3,045	2,899,118

San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	978,403

San Jose (City of), CA;
Series 2017 A, Ref. RB(d)	5.00%	03/01/2035	500	517,692

Series 2017 A, Ref. RB(d)	5.00%	03/01/2036	1,000	1,031,148

Series 2017 A, Ref. RB(d)	5.00%	03/01/2037	1,250	1,286,849

San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.10%	01/01/2031	25	25,004

San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,825	1,827,348

San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	10	10,012

Santa Barbara (County of), CA; Series 2018 B, COP(d)	5.25%	12/01/2032	9,600	10,591,876

Santa Clara (County of), CA Financing Authority; Series 2018 A, RB	4.00%	04/01/2043	3,670	3,623,095

Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(d)	5.85%	08/01/2031	1,585	1,588,914

Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,430,644

Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	635,804

Series 2012, Ref. RB	5.00%	11/15/2024	325	325,429

Series 2012, Ref. RB	5.00%	11/15/2025	925	926,195

Series 2012, Ref. RB	5.00%	11/15/2027	785	785,924

Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,362

Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	15	13,811

Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	718,816

Series 2013, Ref. RB	5.00%	09/01/2026	770	779,451

Series 2013, Ref. RB	5.00%	09/01/2027	830	840,104

Series 2013, Ref. RB	5.00%	09/01/2028	895	905,668

Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	657,750

Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	259,471

Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	735	736,122

Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,054

Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,040,174

South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,189,619

South San Francisco (City of) CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,309,668

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	505,854

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,224,795

Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,085,566

Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,880,921

Series 2019, Ref. RB	5.00%	06/01/2048	6,575	6,636,805

Stockton Unified School District;
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2025	1,620	1,622,945

Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	07/01/2026	1,115	1,117,018

Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	305,740

Series 2013, RB	5.00%	10/01/2026	415	422,769

Series 2013, RB	5.00%	10/01/2027	700	712,871

Series 2013, RB	5.00%	10/01/2028	1,465	1,491,452

Series 2013, RB	5.00%	10/01/2029	1,490	1,515,423

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	$220	$221,082

Series 2021, Ref. RB	4.00%	09/01/2028	260	261,126

Series 2021, Ref. RB	4.00%	09/01/2030	300	297,836

Series 2021, Ref. RB	4.00%	09/01/2032	100	98,526

Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	20	20,139

Series 2002, RB	6.25%	09/01/2032	25	25,050

Transbay Joint Powers Authority (Green Bonds); Series 2020 B, RB	2.40%	10/01/2049	865	815,430

Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	26,125

Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	426,304

Series 2013, Ref. RB	5.00%	09/01/2025	445	451,583

Series 2013, Ref. RB	5.00%	09/01/2026	470	476,746

Series 2013, Ref. RB	5.00%	09/01/2027	490	496,947

Series 2013, Ref. RB	5.00%	09/01/2028	515	522,208

University of California;
Series 2013 AF, RB(b)	5.00%	05/15/2027	880	890,416

Series 2013 AI, RB	5.00%	05/15/2034	13,500	13,645,357

Series 2013 AI, RB	5.00%	05/15/2038	900	907,127

Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	65	65,352

Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	25	25,116

Series 2003 A, RB	6.13%	09/01/2034	30	30,139

Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,042

Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,014

Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,376,406

Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	6,250	6,300,161

William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2013, Ref. RB	5.00%	09/01/2025	835	845,368

				657,263,786

Puerto Rico–5.80%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	324	324,103

Series 2002, RB	5.50%	05/15/2039	4,275	4,264,325

PR Custodial Trust; Series 2003 A, RB	0.00%	03/15/2049	145	7,983

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	56	51,306

Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	215	117,958

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	7,433	7,465,523

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	8,856	8,983,807

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	188,752

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	185,838

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	180,878

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	302,338

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	128,001

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	107,663

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	140,769

Subseries 2022, RN(h)	0.00%	11/01/2043	787	359,011

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	20	20,250

Series 2021 B, RB(e)	5.00%	07/01/2025	4,060	4,108,788

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 01/16/2013-06/07/2017; Cost $470,000) (INS - NATL)(a)(g)	5.00%	07/01/2025	$470	$471,888

Series 2005 RR, RB (Acquired 03/21/2013-06/01/2017; Cost $3,690,000) (INS - NATL)(a)(g)	5.00%	07/01/2023	3,690	3,709,777

Series 2005 RR, RB (Acquired 05/23/2013-06/01/2017; Cost $520,000) (INS - NATL)(a)(g)	5.00%	07/01/2024	520	522,089

Series 2005 SS, Ref. RB (Acquired 06/01/2017; Cost $100,000) (INS - NATL)(a)(g)	5.00%	07/01/2024	100	100,402

Series 2005 SS, Ref. RB (Acquired 06/17/2013; Cost $25,000) (INS - NATL)(a)(g)	5.00%	07/01/2025	25	25,100

Series 2007 UU, Ref. RB (Acquired 04/15/2015; Cost $455,000) (INS - AGM)(a)(g)	5.00%	07/01/2024	455	458,045

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	176,171

Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	598,645

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(d)	6.63%	06/01/2026	2,130	2,206,453

Puerto Rico Public Finance Corp.;
Series 2011 B, RB (Acquired 12/08/2011; Cost $597,814)(f)(g)	6.00%	08/01/2024	600	22,500

Series 2011 B, RB (Acquired 12/08/2011; Cost $1,388,907)(f)(g)	6.00%	08/01/2025	1,400	52,500

Series 2011 B, RB (Acquired 12/08/2011; Cost $3,252,513)(f)(g)	6.00%	08/01/2026	3,300	123,750

Series 2011 B, RB (Acquired 04/18/2012-12/12/2012; Cost $1,709,201)(f)(g)	5.50%	08/01/2031	1,750	65,627

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	3,829,979

Series 2018 A-1, RB	4.55%	07/01/2040	4	3,725

Series 2018 A-1, RB(h)	0.00%	07/01/2046	5	1,260

Series 2018 A-1, RB(h)	0.00%	07/01/2051	5	941

Series 2018 A-1, RB	4.75%	07/01/2053	4	3,655

Series 2018 A-1, RB	5.00%	07/01/2058	5	4,744

Series 2019 A-2, RB	4.54%	07/01/2053	46	40,134

Series 2019 A-2, RB	4.78%	07/01/2058	620	566,746

University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	100,402

Series 2006 P, Ref. RB	5.00%	06/01/2024	315	311,667

				40,333,493

Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	1,285	1,156,731

Guam–0.15%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,073,650

Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	303,464

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	91,039

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	171,959

Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	126,438

				692,900

Total Municipal Obligations (Cost $726,535,305)				700,520,560

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes–0.36%
California–0.36%
CalPlant I LLC;
Series 21A(e)(i)	9.50%	12/12/2022	$240	$240,000

Series 21B(e)(i)	9.50%	12/12/2022	905	905,000

Series 22A(e)(i)	9.50%	12/12/2022	500	500,000

Series 22B(e)(i)	9.50%	12/30/2022	45	45,000

Series 22C(e)(i)	9.50%	12/30/2022	325	325,000

Series 22X(e)	9.50%	01/31/2023	490	491,833

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,505,000)				2,506,833

TOTAL INVESTMENTS IN SECURITIES(j)–101.12% (Cost $729,040,305)				703,027,393

BORROWINGS–(2.06)%				(14,300,000)

OTHER ASSETS LESS LIABILITIES–0.94%				6,505,847

NET ASSETS–100.00%				$695,233,240

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $38,168,937, which represented 5.49% of the Fund’s Net Assets.

(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $2,629,777, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at November 30, 2022 was $6,208,811, which represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Build America Mutual Assurance Co.	5.69%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$700,520,560	$–	$700,520,560

U.S. Dollar Denominated Bonds & Notes	–	491,833	2,015,000	2,506,833

Total Investments in Securities	–	701,012,393	2,015,000	703,027,393

Other Investments - Assets

Investments Matured	–	1,007,846	–	1,007,846

Total Investments	$–	$702,020,239	$2,015,000	$704,035,239

Invesco Limited Term California Municipal Fund